Income Taxes - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 380,800,000	$ 732,600,000
Tax rate differential on income and losses incurred outside Canada		65,300,000
Unremitted earnings of subsidiaries	3,100,000,000	3,100,000,000
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-taxable investment income	116,200,000	74,700,000
Change in unrecorded tax benefit of losses and temporary differences	210,200,000	117,500,000
Change in tax rate for deferred income taxes related to U.S. tax reform	222,400,000	0
Tax benefit from transition tax	7,400,000
Deferred tax assets	70,800,000	117,900,000
Provision (recovery) relating to prior years	1,700,000	22,000,000
Tax rate differential on income and losses incurred outside Canada	(445,300,000)	(65,300,000)
Unused tax losses	1,516,400,000	1,064,700,000
Mauritius
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate differential on income and losses incurred outside Canada	246,500,000
Barbados
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate differential on income and losses incurred outside Canada	269,900,000
Europe
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	635,700,000	585,700,000
United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Change in tax rate for deferred income taxes related to U.S. tax reform	229,200,000
Change in tax rate related to U.S. tax reform, income statement	222,400,000
Change in tax rate related to U.S. tax reform, other comprehensive income	6,800,000
Provision (recovery) relating to prior years	89,700,000	0
Unused tax losses	44,600,000	44,600,000
Unused foreign tax credits	159,000,000	59,000,000
Undistributed foreign earnings	79,100,000
Operating And Capital Losses, And U.S. Foreign Tax Credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	878,300,000	$ 590,000,000
Foreign tax credit carryforwards | United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Decrease in net deferred income tax asset	100,000,000
Reduction of deferred tax liability	27,100,000
Deferred earnings on foreign subsidiary | United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Reduction of deferred tax liability	$ 34,500,000